NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Weighted number of shares	33,969,077	33,155,669	32,980,997
Loss attributable to equity holders of the Company	$ 2,921	$ (4,197)	$ (13,349)
Weighted number of shares	34,768,959	33,155,669	32,980,997
Loss attributable to equity holders of the Company	$ 1,925	$ (4,197)	$ (13,349)